Intangible Assets - Schedule of Intangible Assets (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 29, 2020	May 31, 2019	May 31, 2018
Finite lived intangible assets, Cost	$ 2,486,118
Intangible assets, Cost		$ 1,614,118
Accumulated amortization	239,895	85,677
Intangible assets, Net Carrying Value	$ 2,246,223	$ 1,528,441
Non-Competes [Member]
Intangible assets, useful life	4 years	4 years 6 months
Finite lived intangible assets, Cost	$ 1,023,118	$ 1,023,118
Accumulated amortization	238,728	85,260
Intangible assets, Net Carrying Value	$ 784,390	$ 937,858
Trademarks [Member]
Intangible assets, useful life, description	Indefinite	Indefinite
Finite lived intangible assets, Cost	$ 866,000
Indefinite lived intangible assets, Cost		$ 588,000
Accumulated amortization
Intangible assets, Net Carrying Value	$ 866,000	$ 588,000
Internet Domain [Member]
Intangible assets, useful life	2 years	2 years 6 months
Finite lived intangible assets, Cost	$ 3,000	$ 3,000
Accumulated amortization	1,167	417
Intangible assets, Net Carrying Value	$ 1,833	$ 2,583